Share Capital (Details) - USD ($)					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 15, 2021	Jun. 07, 2021	Feb. 13, 2018	Jun. 07, 2016	Aug. 30, 2021	May 28, 2021	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Share Capital (Details) [Line Items]
Preferred stock authorized (in Shares)							14,800,000	14,800,000	14,800,000		14,800,000
Preferred shares redeemed and cancelled (in Shares)			75,000
Amortization of debt discount									$ 1,545		$ 2,290
Ordinary shares, shares issued (in Shares)							352,024,371	352,024,371	332,024,371		230,485,100
Fair market value						$9,800,000
Balance of ordinary shares					$ 4,200,000
Stock option of granted (in Shares)									1,000,000
Service provider by fixed exercise price (in Dollars per share)									$ 2.5
Stock option of volatility									202.82%
Stock option of risk free rate								1.37%	0.83%	1.14%
Stock option of annual dividend yield								0.00%	0.00%	0.00%
Stock option of expected life									5 years
Fair value of option granted									$ 1,514,982
Stock based compensation expense of granted amount									42,082
Intrinsic value of stock options oustanding									$ 0
Fair market value	$ 6,602,000
Cost method investment	$ 6,602,000
Aggregate intrinsic value of stock options outstanding and stock options exercisable							$ 0	$ 0
Stock options granted amount							$ 378,746
CMH [Member]
Share Capital (Details) [Line Items]
Common stock and series A preferred stock sold description				On June 7, 2016, the Company sold to CMH 15,450,000 shares of common stock and 100,000 shares of Series A preferred stock for $1,000,000.
Series A Preferred Stock [Member]
Share Capital (Details) [Line Items]
Description of preferred stock redemption									1) A stated value of $10 per share;2) The holder is entitled to receive cumulative dividends at the annual rate of 1.5% of stated value payable semi-annually on June 30 and December 31;3) The preferred stock must be redeemed at the stated value plus any unpaid dividends in 5 years (on or before June 7, 2021);
Proceed from share issued									$ 1,000,000
Preferred stock discount									$ 45,793
Fixed redemption term									5 years
Preferred stock conversion rate (in Dollars per share)									$ 0.2
Dividend on redeemable preferred stock									$ 2,625		$ 3,750
Outstanding preferred stock		$ 250,000
Related accrued dividend (in Dollars per share)		$ 37,854
Ordinary shares, shares issued (in Shares)		1,439,271
Balance of ordinary shares (in Shares)									25,000		25,000
Match Agreement [Member]
Share Capital (Details) [Line Items]
Percentage of shares					30.00%	70.00%
Balance of ordinary shares (in Shares)					493
Additional number of shares acquired (in Shares)					30,000,000
Business Combination [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)	20,000,000
Percentage of ordinary shares issued and outstanding	5.00%
Business Combination [Member] | Match Agreement [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)						1,152
Board of Directors [Member]
Share Capital (Details) [Line Items]
Preferred stock authorized (in Shares)									15,000,000
Preferred stock, shares authorized (in Shares)							15,000,000	15,000,000
Match Agreement [Member] | Business Combination [Member] | Match Agreement [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)						70,000,000
Stock Purchase Agreement [Member] | Match Agreement [Member]
Share Capital (Details) [Line Items]
Ordinary shares, shares issued (in Shares)						100,000
Percentage of shares						30.00%
Balance of ordinary shares (in Shares)						493
Additional number of shares acquired (in Shares)						30,000,000
Shares issued						$ 14,000
Stock Purchase Agreement [Member] | Business Combination [Member] | Match Agreement [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares)						100,000